Retirement Benefit Plans - Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions (Detail)	Dec. 31, 2023	Dec. 31, 2022
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	(11.00%)	(10.00%)
Decrease in Assumption	12.00%	12.00%
Rate of increase in future compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	1.00%	1.00%
Decrease in Assumption	(1.00%)	(1.00%)
Medical cost claim trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	1.00%	1.00%
Decrease in Assumption	(1.00%)	(1.00%)